Income Taxes (Reconciliation Of Gross Unrecognized Tax Benefits) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Gross unrecognized tax benefits, January 1	$ 15.5	$ 19.8	$ 24.4
Gross increases—tax positions in prior periods	0.3	0.3	0.1
Gross decreases—tax positions in prior periods	(1.0)	(0.5)	(2.4)
Gross increases—current period tax positions	1.1	1.3	1.3
Change due to exchange rate fluctuations	0.0	(1.3)	(1.0)
Settlements	(0.9)	(1.5)	(0.6)
Lapse of statute of limitations	(2.9)	(2.6)	(2.0)
Gross unrecognized tax benefits, December 31	12.1	15.5	19.8
Interest	4.0	6.0	7.6
Penalties	0.6	0.6	0.8
Total gross unrecognized tax benefits, December 31	$ 16.7	$ 22.1	$ 28.2